Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Touchstone ETF Trust
Entity Central Index Key	0001919700
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000236658 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Dividend Select ETF
Class Name	Touchstone Dividend Select ETF
Trading Symbol	DVND
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Dividend Select ETF (“Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/ETFs. You can also request this information by contacting us at 1.833.368.7383.
Additional Information Phone Number	1.833.368.7383
Additional Information Website	touchstoneinvestments.com/ETFs
Expenses [Text Block]	Fund Expenses
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Touchstone Dividend Select ETF	$26	0.49%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.49%
Net Assets	$ 52,709,193
Holdings Count | Holding	56
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$52,709,193
Total number of portfolio holdings	56
Portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	23.8%
Financials	14.1%
Health Care	12.0%
Industrials	9.9%
Communication Services	8.1%
Consumer Staples	8.0%
Consumer Discretionary	7.0%
Materials	4.4%
Energy	3.9%
Utilities	3.1%
Real Estate	2.3%
Short-Term Investment Fund	3.5%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%

C000236659 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Strategic Income ETF
Class Name	Touchstone Strategic Income ETF
Trading Symbol	SIO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Strategic Income ETF (“Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/ETFs. You can also request this information by contacting us at 1.833.368.7383.
Additional Information Phone Number	1.833.368.7383
Additional Information Website	touchstoneinvestments.com/ETFs
Expenses [Text Block]	Fund Expenses
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Touchstone Strategic Income ETF	$24	0.49%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.49%
Net Assets	$ 267,361,660
Holdings Count | Holding	220
Investment Company Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$267,361,660
Total number of portfolio holdings	220
Portfolio turnover rate	89%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	44.3%
U.S. Treasury Obligations	29.8%
Commercial Mortgage-Backed Securities	8.5%
Asset-Backed Securities	8.4%
Non-Agency Collateralized Mortgage Obligations	3.9%
Common Stocks	1.6%
Sovereign Government Obligations	0.7%
U.S. Government Mortgage-Backed Obligations	0.7%
Short-Term Investment Fund	3.1%
Other Assets/Liabilities (Net)	(1.0)%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	33.2%
AA/Aa	8.1%
A/A	11.1%
BBB/Baa	31.5%
BB/Ba	9.5%
B/B	5.2%
CCC	0.6%
CC	0.3%
C or Lower	0.2%
Not Rated	0.3%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investors Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investors Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000236660 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone US Large Cap Focused ETF
Class Name	Touchstone US Large Cap Focused ETF
Trading Symbol	LCF
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone US Large Cap Focused ETF (“Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/ETFs. You can also request this information by contacting us at 1.833.368.7383.
Additional Information Phone Number	1.833.368.7383
Additional Information Website	touchstoneinvestments.com/ETFs
Expenses [Text Block]	Fund Expenses
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Touchstone US Large Cap Focused ETF	$28	0.55%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
Net Assets	$ 64,677,931
Holdings Count | Holding	46
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$64,677,931
Total number of portfolio holdings	46
Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	33.8%
Communication Services	16.7%
Financials	13.4%
Health Care	10.0%
Consumer Discretionary	8.0%
Industrials	7.3%
Consumer Staples	4.2%
Energy	2.2%
Real Estate	1.3%
Materials	0.6%
Short-Term Investment Fund	3.6%
Other Assets/Liabilities (Net)	(1.1)%
Total	100.0%

C000236661 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Ultra Short Income ETF
Class Name	Touchstone Ultra Short Income ETF
Trading Symbol	TUSI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Ultra Short Income ETF (“Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/ETFs. You can also request this information by contacting us at 1.833.368.7383.
Additional Information Phone Number	1.833.368.7383
Additional Information Website	touchstoneinvestments.com/ETFs
Expenses [Text Block]	Fund Expenses
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Touchstone Ultra Short Income ETF	$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 577,414,652
Holdings Count | Holding	241
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$577,414,652
Total number of portfolio holdings	241
Portfolio turnover rate	33%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Asset-Backed Securities	40.2%
Corporate Bonds	21.5%
Commercial Mortgage-Backed Securities	18.9%
Non-Agency Collateralized Mortgage Obligations	8.2%
Commercial Paper	6.4%
U.S. Treasury Obligations	0.8%
Short-Term Investment Fund	4.4%
Other Assets/Liabilities (Net)	(0.4)%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	44.3%
AA/Aa	15.8%
A/A	19.4%
BBB/Baa	18.0%
BB/Ba	1.9%
B/B	0.6%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investors Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investors Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000242914 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Securitized Income ETF
Class Name	Touchstone Securitized Income ETF
Trading Symbol	TSEC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Securitized Income ETF (“Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/ETFs. You can also request this information by contacting us at 1.833.368.7383.
Additional Information Phone Number	1.833.368.7383
Additional Information Website	touchstoneinvestments.com/ETFs
Expenses [Text Block]	Fund Expenses
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Touchstone Securitized Income ETF	$20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Net Assets	$ 159,258,249
Holdings Count | Holding	128
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$159,258,249
Total number of portfolio holdings	128
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Commercial Mortgage-Backed Securities	36.7%
Asset-Backed Securities	35.1%
Non-Agency Collateralized Mortgage Obligations	15.8%
U.S. Government Mortgage-Backed Obligations	2.6%
U.S. Treasury Obligations	1.9%
Agency Collateralized Mortgage Obligations	0.4%
Corporate Bonds	0.2%
Short-Term Investment Fund	9.6%
Other Assets/Liabilities (Net)	(2.3)%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	20.1%
AA/Aa	14.4%
A/A	12.0%
BBB/Baa	37.1%
BB/Ba	13.0%
B/B	1.4%
CCC	0.2%
CC	0.3%
Not Rated	1.5%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investors Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investors Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000242915 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Dynamic International ETF
Class Name	Touchstone Dynamic International ETF
Trading Symbol	TDI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Dynamic International ETF (“Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/ETFs. You can also request this information by contacting us at 1.833.368.7383.
Additional Information Phone Number	1.833.368.7383
Additional Information Website	touchstoneinvestments.com/ETFs
Expenses [Text Block]	Fund Expenses
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Touchstone Dynamic International ETF	$35	0.65%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.65%
Net Assets	$ 360,523,307
Holdings Count | Holding	113
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$360,523,307
Total number of portfolio holdings	113
Portfolio turnover rate	35%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	26.8%
Financials	22.6%
Industrials	15.2%
Energy	8.7%
Health Care	7.1%
Materials	6.4%
Consumer Discretionary	4.5%
Communication Services	4.0%
Utilities	1.1%
Consumer Staples	0.6%
Short-Term Investment Fund	3.3%
Other Assets/Liabilities (Net)	(0.3)%
Total	100.0%
Geographical Allocation (% of Net Assets)
Common Stocks
Japan	15.9%
Taiwan	9.5%
South Korea	7.0%
Netherlands	6.8%
Italy	6.8%
Canada	6.5%
China	6.0%
India	4.7%
United Kingdom	4.0%
Other Countries	28.6%
Preferred Stocks	1.2%
Short-Term Investment Fund	3.3%
Other Assets/Liabilities (Net)	(0.3)%
Total	100.0%

C000255873 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone International Equity ETF
Class Name	Touchstone International Equity ETF
Trading Symbol	TLCI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone International Equity ETF (“Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/ETFs. You can also request this information by contacting us at 1.833.368.7383.
Additional Information Phone Number	1.833.368.7383
Additional Information Website	touchstoneinvestments.com/ETFs
Expenses [Text Block]	Fund Expenses
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Touchstone International Equity ETF	$19	0.37%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%
Net Assets	$ 110,890,133
Holdings Count | Holding	31
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$110,890,133
Total number of portfolio holdings	31
Portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	21.5%
Consumer Staples	14.3%
Information Technology	13.5%
Consumer Discretionary	11.4%
Health Care	11.1%
Financials	9.4%
Materials	9.0%
Communication Services	6.9%
Short-Term Investment Fund	2.7%
Other Assets/Liabilities (Net)	0.2%
Total	100.0%
Geographical Allocation (% of Net Assets)
Common Stocks
United States	21.9%
United Kingdom	21.1%
Netherlands	11.9%
Switzerland	7.3%
France	7.1%
Germany	6.7%
Taiwan	6.3%
Spain	3.4%
Canada	3.2%
Other Countries	8.2%
Short-Term Investment Fund	2.7%
Other Assets/Liabilities (Net)	0.2%
Total	100.0%

C000255874 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Sands Capital Emerging Markets ex-China Growth ETF
Class Name	Touchstone Sands Capital Emerging Markets ex-China Growth ETF
Trading Symbol	TEMX
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Sands Capital Emerging Markets ex-China Growth ETF (“Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/ETFs. You can also request this information by contacting us at 1.833.368.7383.
Additional Information Phone Number	1.833.368.7383
Additional Information Website	touchstoneinvestments.com/ETFs
Expenses [Text Block]	Fund Expenses
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Touchstone Sands Capital Emerging Markets ex-China Growth ETF	$45	0.79%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.79%
Net Assets	$ 13,428,680
Holdings Count | Holding	41
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$13,428,680
Total number of portfolio holdings	41
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	43.5%
Financials	18.5%
Industrials	12.2%
Consumer Discretionary	11.5%
Consumer Staples	6.5%
Communication Services	2.6%
Health Care	2.0%
Real Estate	1.8%
Short-Term Investment Fund	1.2%
Other Assets/Liabilities (Net)	0.2%
Total	100.0%
Geographical Allocation (% of Net Assets)
Common Stocks
South Korea	29.8%
Taiwan	23.1%
India	18.8%
Brazil	9.7%
Singapore	3.9%
Other Countries	13.3%
Short-Term Investment Fund	1.2%
Other Assets/Liabilities (Net)	0.2%
Total	100.0%

C000255875 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Sands Capital US Select Growth ETF
Class Name	Touchstone Sands Capital US Select Growth ETF
Trading Symbol	TSEL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Sands Capital US Select Growth ETF (“Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/ETFs. You can also request this information by contacting us at 1.833.368.7383.
Additional Information Phone Number	1.833.368.7383
Additional Information Website	touchstoneinvestments.com/ETFs
Expenses [Text Block]	Fund Expenses
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Touchstone Sands Capital US Select Growth ETF	$34	0.67%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%
Net Assets	$ 83,480,575
Holdings Count | Holding	29
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$83,480,575
Total number of portfolio holdings	29
Portfolio turnover rate	29%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	47.8%
Communication Services	18.8%
Industrials	13.9%
Financials	9.4%
Consumer Discretionary	8.0%
Health Care	1.0%
Short-Term Investment Fund	1.2%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%